Derivative Instruments (Fair Value of Derivatives Outstanding and Amounts of Gains (Losses) Recorded) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jul. 31, 2013
Derivative [Line Items]
Fair value (liability)	¥ 0	¥ (33)
Fair value (asset)	0
Gain/(loss) recognized in income	923	(2,161)
Derivative instruments not designated as hedges [Member]
Derivative [Line Items]
Fair value (liability)	0	(33)
Fair value (asset)	0
Gain/(loss) recognized in income	¥ 923	¥ (2,161)
Cross currency interest rate swap contract [Member] | Derivative instruments not designated as hedges [Member]
Derivative [Line Items]
Balance sheet classification	Prepayments and other current assets
Fair value (asset)	¥ 0
Affected line item in the consolidation statements of comprehensive income	Other income, net
Gain/(loss) recognized in income	¥ 890
Interest-rate swap agreement [Member]
Derivative [Line Items]
Fair value (liability)			¥ (167)
Interest-rate swap agreement [Member] | Derivative instruments not designated as hedges [Member]
Derivative [Line Items]
Balance sheet classification	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Fair value (liability)	¥ 0	¥ (33)
Affected line item in the consolidation statements of comprehensive income	Other income, net	Other income, net
Gain/(loss) recognized in income	¥ 33	¥ 134
Foreign exchange forward contracts [Member]
Derivative [Line Items]
Fair value (liability)			¥ (2,211)
Foreign exchange forward contracts [Member] | Derivative instruments not designated as hedges [Member]
Derivative [Line Items]
Balance sheet classification		Accrued expenses and other current liabilities
Fair value (liability)		¥ 0
Affected line item in the consolidation statements of comprehensive income		Other income, net
Gain/(loss) recognized in income		¥ (2,295)